Earnings per share	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Earnings per share
7    Earnings per share

	2023	2022	2021
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	12,921	20,245	11,529
- Total	12,921	30,900	11,304
Weighted average number of shares (Million)
- Basic	5,064	5,061	5,057
- Diluted	5,073	5,071	5,068
Basic earnings per ordinary share (US cents)
- Continuing operations	255.2	400.0	228.0
- Total	255.2	610.6	223.5
Diluted earnings per ordinary share (US cents)
- Continuing operations	254.7	399.2	227.5
- Total	254.7	609.3	223.0
Headline earnings per ordinary share (US cents)
- Basic	256.1	439.0	284.8
- Diluted	255.7	438.1	284.2
Refer to note 28 ‘Discontinued operations’ for basic earnings per share and diluted earnings per share for Discontinued operations.
Earnings on American Depositary Shares represent twice the earnings for BHP Group Limited ordinary shares.
Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2023	2022	2021
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	12,921	30,900	11,304
Adjusted for:
(Gain)/loss on sales of PP&E, Investments and Operations 1	(9)	(95)	(50)
Impairments of property, plant and equipment, financial assets and intangibles	75	515	2,633
Samarco impairment expense	–	–	111
Cerrejón impairment expense	–	–	466
Gain on disposal of BHP Mitsui Coal	–	(840)	–
Gain on merger of Petroleum	–	(8,167)	–
Tax effect of above adjustments	(17)	(97)	(60)

Subtotal of adjustments	49	(8,684)	3,100

Headline earnings	12,970	22,216	14,404

Diluted headline earnings	12,970	22,216	14,404

1	Included in other income.
Recognition and measurement
Diluted earnings attributable to BHP shareholders are equal to the earnings attributable to BHP shareholders.
Prior to
 the
Group’s corporate structure unification, the calculation of the number of ordinary shares used in the computation of basic earnings per share was the aggregate of the weighted average number of ordinary shares of BHP Group Limited and BHP Group Plc outstanding during the period after deduction of the number of shares held by the Billiton Employee Share Ownership Trust and the BHP Group Limited Employee Equity Trust (previously known as ‘BHP Billiton Limited Employee Equity Trust’). Effective from 31 January 2022, the aggregate of the weighted average number of ordinary shares of only BHP Group Limited is considered in the computation of basic earnings per share. Refer to note 17 ‘Share capital’ for details on unification.
For the purposes of calculating diluted earnings per share, the effect of 9 million dilutive shares has been taken into account for the year ended 30 June 2023 (2022: 10 million shares; 2021: 11 million shares). The Group’s only potential dilutive ordinary shares are share awards granted under the employee share ownership plans for which terms and conditions are described in note 26 ‘Employee share ownership plans’. Diluted earnings per share calculation excludes instruments which are considered antidilutive.
At 30 June 2023, there are no instruments which are considered antidilutive (2022: nil; 2021: nil).